Cover	Feb. 12, 2024
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 12, 2024
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	81-3903357
Entity Address Address Line 1	501 West Broadway
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92101
City Area Code	619
Local Phone Number	301-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-222094